Related Party Transaction	12 Months Ended
May 31, 2011
Related Party Transaction
Related Party Transaction
18.	RELATED PARTY TRANSACTION

The Group had the following balances with related parties:

			Amounts due from related parties - non-current As of May 31,		Amounts due to related parties - current As of May 31,
	Notes	Relationship	2010	2011	2010	2011
			US$	US$	US$	US$
Mr. Michael Yu Minhong	(1)	Director	—	—	14	—
Mr. Ma Yonggang	(2)	Employee	396	—	—	—

			396	—	14	—

(1)	Amount due to Mr. Michael Yu Minhong represented reimbursable expenses.
(2)	Amount due from Mr. Ma Yonggang, the principal of Mingshitang, represented an advance to him. The balance of amount due from related parties was written off in the year ended May 31, 2011.

All related party balances were non-interest bearing and unsecured with no fixed repayment terms.